RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2024
RISK MANAGEMENT
Schedule of maximum exposure to credit risk
The table below shows the maximum exposure to credit risk and provision based on the bank´s internal credit rating system, 12 months Basel PD range and year-end stage classification.

As of December 31, 2024

Standard	PD range	Stage 1		Stage 2		Stage 3		Total
		Exposure	Provision	Exposure	Provision	Exposure	Provision	Exposure	Provision
Normal risk	0% - 3.11%	9,738,866	12	267	-	-	-	9,739,133	12
Acceptable risk	> 3.11% - 11.15%	173,730	14	10,563	1	8,000	2	192,293	17
Appreciable risk	> 11.15% - 72.75%	14,123	1	6,970	3	48,221	-	69,314	4
Significant risk	> 72.75% - 89.89%	-	-	-	-	-	-	-	-
Bad risk	> 89.89% - 100%	-	-	-	-	143,561	4,460	143,561	4,460
Total		9,926,719	27	17,800	4	199,782	4,462	10,144,301	4,493

As of December 31, 2023

Standard	PD range	Stage 1		Stage 2		Stage 3		Total
		Exposure	Provision	Exposure	Provision	Exposure	Provision	Exposure	Provision
Normal risk	0% - 3.11%	11,885,724	6	5,165	-	-	-	11,890,889	6
Acceptable risk	> 3.11% - 11.15%	629,867	15	5,974	1	-	-	635,841	16
Appreciable risk	> 11.15% - 72.75%	18,277	1	15,750	23	-	-	34,027	24
Significant risk	> 72.75% - 89.89%	-	-	-	-	-	-	-	-
Bad risk	> 89.89% - 100%	-	-	-	-	130,441	2,192	130,441	2,192
Total		12,533,868	22	26,889	24	130,441	2,192	12,691,198	2,238
The information below contains the maximum exposure to credit risk for the periods ending December 31, 2024 and 2023:
December 31, 2024

Maximum exposure to credit risk - Financial instruments subject to impairment
In millions of COP
	Stage 1	Stage 2	Stage 3	Total
Loans and Advances	245,272,297	16,670,291	17,511,320	279,453,908
Commercial	137,761,467	5,545,788	9,945,556	153,252,811
Consumer	46,697,013	5,118,607	4,000,063	55,815,683
Mortgage	37,076,580	2,701,930	1,963,091	41,741,601
Small Business Loans	1,175,803	91,256	85,150	1,352,209
Financial Leases	22,561,434	3,212,710	1,517,460	27,291,604
Off-Balance Sheet Exposures	43,604,372	223,317	256,249	44,083,938
Financial Guarantees	9,926,719	17,800	199,782	10,144,301
Loan Commitments	33,677,653	205,517	56,467	33,939,637
Loss Allowance	(2,331,035)	(2,752,141)	(11,397,984)	(16,481,160)
Total	286,545,634	14,141,467	6,369,585	307,056,686
December 31, 2023

Maximum exposure to credit risk - Financial instruments subject to impairment
In millions of COP
	Stage 1	Stage 2	Stage 3	Total
Loans and Advances	222,372,889	16,042,661	15,536,097	253,951,647
Commercial	120,773,927	5,453,537	8,459,932	134,687,396
Consumer	46,060,615	4,407,067	4,124,087	54,591,769
Mortgage	32,210,648	2,628,654	1,411,106	36,250,408
Small Business Loans	774,571	260,303	110,143	1,145,017
Financial Leases	22,553,128	3,293,100	1,430,829	27,277,057
Off-Balance Sheet Exposures	39,266,370	154,567	157,801	39,578,738
Financial Guarantees	12,533,868	26,889	130,441	12,691,198
Loan Commitments(1)	26,732,502	127,678	27,360	26,887,540
Loss Allowance	(3,854,240)	(2,581,460)	(10,042,022)	(16,477,722)
Total	257,785,019	13,615,768	5,651,876	277,052,663
(1) The informational disclosed value of loan commitments has been updated.
Other Financial Instruments

Maximum Exposure to Credit Risk - Other Financial Instruments
In millions of COP
	Maximum Exposure		Collateral		Net Exposure
	2024	2023	2024	2023	2024	2023
Maximum Exposure to Credit Risk
Debt instruments	36,583,512	25,148,469	(1,669,011)	(1,407,484)	34,914,501	23,740,985
Derivatives	929,498	1,824,750	(589,098)	(698,662)	340,400	1,126,088
Equity	1,011,310	543,210	-	-	1,011,310	543,210
Other financial instruments	34,385	38,319	-	-	34,385	38,319
Total	38,558,705	27,554,748	(2,258,109)	(2,106,146)	36,300,596	25,448,602
Note: Collateral Held (-) and Collateral Pledged (+)

Schedule of amount and allowance of clients included in the described watch list
December 2024:

Watch List December 31,2024
In millions of COP
Risk Level	Amount	%	Allowance
Level 1 – Low Risk	14,081,182	0.72%	101,994
Level 2 – Medium Risk	5,708,673	6.50%	370,892
Level 3 – High Risk	3,811,886	53.84%	2,052,135
Level 4 – High Risk	5,948,366	61.67%	3,668,615
Total	29,550,107	20.96%	6,193,636
December 2023:

Watch List December 31,2023
In millions of COP
Risk Level	Amount	%	Allowance
Level 1 – Low Risk	14,358,838	1.02%	146,014
Level 2 – Medium Risk	4,744,341	7.38%	349,972
Level 3 – High Risk	2,886,649	53.31%	1,538,882
Level 4 – High Risk	5,239,356	73.24%	3,837,196
Total	27,229,184	21.57%	5,872,064

Schedule of loans and financial leases by type of collateral
The following table shows loans and financial leases, classified in commercial, consumer, mortgage, financial leases and small business loans, and disaggregated by type of collateral:

December 31, 2024
In Millions of COP
Amount Covered by Collateral
Nature of the Collateral	Commercial	Consumer	Mortgage	Financial Leasing	Small Business	Total
Real Estate and Residential	25,163,297	1,816,374	39,092,440	39	363,465	66,435,615
Goods Given in Real Estate Leasing	-	-	183	17,382,691	-	17,382,874
Goods Given in Leasing Other Than Real Estate	-	32	-	8,181,007	-	8,181,039
Stand by Letters of Credit	1,540,179	-	-	-	-	1,540,179
Security Deposits	1,398,254	326,722	-	-	139,481	1,864,457
Guarantee Fund	3,653,583	37	-	45,720	251,827	3,951,167
Sovereign of the Nation	-	-	-	-	-	-
Collection Rights	7,757,578	109,946	-	-	—	7,867,524
Other Collateral (Pledges)	3,688,378	8,039,811	30,223	280	6,209	11,764,901
Without Guarantee (Uncovered Balance)	110,051,542	45,522,761	2,618,755	1,681,867	591,227	160,466,152
Total loans and financial leases	153,252,811	55,815,683	41,741,601	27,291,604	1,352,209	279,453,908

December 31, 2023
In Millions of COP
Amount Covered by Collateral
Nature of the Collateral	Commercial	Consumer	Mortgage	Financial Leasing	Small Business	Total
Real Estate and Residential	23,368,950	1,693,007	34,253,140	10	319,038	59,634,145
Goods Given in Real Estate Leasing	-	-	189	17,104,180	-	17,104,369
Goods Given in Leasing Other Than Real Estate	-	26	-	8,580,543	-	8,580,569
Stand by Letters of Credit	1,052,764	-	-	-	-	1,052,764
Security Deposits	447,306	370,286	-	-	103,013	920,605
Guarantee Fund	4,012,115	191	-	60,242	52,222	4,124,770
Sovereign of the Nation	-	-	-	-	-	-
Collection Rights	6,673,320	57,306	-	-	420	6,731,046
Other Collateral (Pledges)	2,957,482	7,286,581	39,432	-	2,499	10,285,994
Without Guarantee (Uncovered Balance)	96,175,459	45,184,372	1,957,647	1,532,082	667,825	145,517,385
Total loans and financial leases	134,687,396	54,591,769	36,250,408	27,277,057	1,145,017	253,951,647

Schedule of financial assets that are classified in Stage 3
The Financial assets that are classified in Stage 3 and are evaluated under this methodology are shown below:

December 31, 2024
In Millions of COP
Classification	Amount	Allowance	Total	Fair Value of Collateral
Commercial	783,435	372,156	411,279	1,660,829
Consumer
Mortgage	616,432	143,894	472,538	762,652
Small Business Loans
Financial Leases	761,892	327,257	434,635	1,305,365
Total credit assets	2,161,759	843,307	1,318,452	3,728,846

December 31, 2023
In Millions of COP
Classification	Amount	Allowance	Total	Fair Value of Collateral
Commercial	700,120	274,641	425,479	1,176,130
Consumer
Mortgage	383,878	94,260	289,618	331,738
Small Business Loans
Financial Leases	699,803	383,127	316,676	1,263,274
Total credit assets	1,783,801	752,028	1,031,773	2,771,142

Schedule of loans concentration by category
The composition of the credit portfolio in commercial, consumer, mortgage, financial leases and small business loans categories for the periods ending on December 31, 2024 and 2023, it is as follows:

Composition	2024	2023
In millions of COP
Commercial	153,252,811	134,687,396
Corporate	85,278,293	69,843,654
SME	15,203,496	14,200,557
Others	52,771,022	50,643,185
Consumer	55,815,683	54,591,769
Credit card	11,992,511	11,207,731
Vehicle	5,635,858	5,409,226
Payroll loans	10,381,247	9,461,889
Others	27,806,067	28,512,923
Mortgage	41,741,601	36,250,408
VIS[2]	16,183,280	12,997,624
Non- VIS	25,558,321	23,252,784
Financial Leases	27,291,604	27,277,057
Small Business Loans	1,352,209	1,145,017
Loans and advances to customers and financial institutions	279,453,908	253,951,647
Allowance for loans and advances and lease losses	(16,179,738)	(16,223,103)
Total net loan and financial leases	263,274,170	237,728,544

Schedule of credit concentration of loans and financial leases by maturity
The following table shows the ranges of maturity for the credit loans and financial leases, according for the remaining term for the completion of the contract of loans and financial leases at the end of December 2024 and 2023:

December 31, 2024
In millions of COP
Maturity	Less Than 1 Year	Between 1 and 5 Years	Between 5 and 15 Years	Greater Than 15 Years	Total
In millions of COP
Commercial	48,186,159	62,610,478	41,614,622	841,552	153,252,811
Corporate	29,076,028	32,243,275	23,454,114	504,876	85,278,293
SME	4,771,087	8,555,996	1,727,911	148,502	15,203,496
Others	14,339,044	21,811,207	16,432,597	188,174	52,771,022
Consumer	1,267,269	34,216,968	19,553,651	777,795	55,815,683
Credit card	234,325	9,587,518	2,170,668	-	11,992,511
Vehicle	81,066	3,270,554	2,283,873	365	5,635,858
Order of payment	47,981	2,261,874	7,525,578	545,814	10,381,247
Others	903,897	19,097,022	7,573,532	231,616	27,806,067
Mortgage	79,304	1,095,329	10,509,429	30,057,539	41,741,601
VIS	14,439	284,872	2,540,655	13,343,314	16,183,280

December 31, 2024
In millions of COP
Maturity	Less Than 1 Year	Between 1 and 5 Years	Between 5 and 15 Years	Greater Than 15 Years	Total
In millions of COP
Non-VIS	64,865	810,457	7,968,774	16,714,225	25,558,321
Financial Leases	1,804,964	8,586,693	13,202,556	3,697,391	27,291,604
Small business loans	194,013	919,392	208,405	30,399	1,352,209
Total gross loans and financial leases	51,531,709	107,428,860	85,088,663	35,404,676	279,453,908

December 31, 2023
In millions of COP
Maturity	Less Than 1 Year	Between 1 and 5 Years	Between 5 and 15 Years	Greater Than 15 Years	Total
Commercial	40,601,345	57,828,301	35,936,869	320,881	134,687,396
Corporate	22,360,108	27,329,312	19,970,727	183,507	69,843,654
SME	4,486,326	7,497,307	2,200,274	16,650	14,200,557
Others	13,754,911	23,001,682	13,765,868	120,724	50,643,185
Consumer	1,289,150	26,549,043	26,086,537	667,039	54,591,769
Credit card	417,390	1,755,518	9,034,823	-	11,207,731
Vehicle	55,295	2,982,439	2,371,163	329	5,409,226
Order of payment	57,211	1,872,546	7,061,605	470,527	9,461,889
Others	759,254	19,938,540	7,618,946	196,183	28,512,923
Mortgage	75,189	1,005,831	9,601,783	25,567,605	36,250,408
VIS	23,303	264,232	2,157,322	10,552,767	12,997,624
Non-VIS	51,886	741,599	7,444,461	15,014,838	23,252,784
Financial Leases	1,639,218	9,165,622	12,939,908	3,532,309	27,277,057
Small business loans	208,429	737,255	194,581	4,752	1,145,017
Total gross loans and financial leases	43,813,331	95,286,052	84,759,678	30,092,586	253,951,647
_______________________________________________________
2VIS: Social Interest Homes, corresponds to mortgage loans granted by the financial institutions of amounts less than 135 minimum wages.

Schedule of credit concentration of loans and financial leases by past due days
The following table shows the loans and financial leases according to past due days for the periods ending on December 31, 2024 and 2023. Loans or financial leases are considered past due if it is more than one month overdue (i.e. 31 days):

December 31, 2024
In millions of COP
Past-due
Period	0 - 30 Days	31 - 90 Days	91 - 120 Days	121 - 360 Days	More Than 360 Days	Total
Commercial	147,402,632	531,609	280,750	1,515,324	3,522,496	153,252,811
Consumer	51,393,527	1,761,496	624,945	1,776,361	259,354	55,815,683
Mortgage	38,560,253	1,184,755	285,466	830,743	880,384	41,741,601
Financial Leases	26,331,118	247,056	58,435	273,619	381,376	27,291,604
Small Business Loans	1,242,568	36,196	8,848	45,608	18,989	1,352,209
Total	264,930,098	3,761,112	1,258,444	4,441,655	5,062,599	279,453,908

December 31, 2023
In millions of COP
Past-due
Period	0 - 30 Days	31 - 90 Days	91 - 120 Days	121 - 360 Days	More Than 360 Days	Total
Commercial	129,866,971	500,794	205,141	1,777,620	2,336,870	134,687,396
Consumer	49,418,431	2,244,017	794,005	1,994,748	140,568	54,591,769
Mortgage	33,524,034	1,290,817	212,433	599,351	623,773	36,250,408
Financial Leases	26,436,493	247,124	56,434	196,578	340,428	27,277,057
Small Business Loans	1,005,725	50,138	14,859	58,244	16,051	1,145,017
Total	240,251,654	4,332,890	1,282,872	4,626,541	3,457,690	253,951,647

Schedule of credit concentration of loans and financial leases by economic sector
The following table contains the detail of the portfolio of loans and financial leases by main economic activity of the borrower for the periods ending on December 31, 2024 and 2023:

December 31, 2024
In millions of COP
Economic sector	Loans and advances
	Local	Foreign	Total
Agriculture	5,520,414	2,813,604	8,334,018
Petroleum and Mining Products	2,126,602	636,010	2,762,612
Food, Beverages and Tobacco	10,132,520	2,164,911	12,297,431
Chemical Production	4,507,362	364,649	4,872,011
Government	10,256,608	627,705	10,884,313
Construction	14,441,608	9,134,115	23,575,723
Commerce and Tourism	24,920,337	8,480,380	33,400,717
Transport and Communications	12,313,907	597,216	12,911,123
Public Services	13,253,631	1,265,243	14,518,874
Consumer Services	61,263,015	35,692,512	96,955,527
Commercial Services	30,662,353	13,347,867	44,010,220
Other Industries and Manufactured Products	9,671,905	5,259,434	14,931,339
Total	199,070,262	80,383,646	279,453,908

December 31, 2023
In millions of COP
Economic sector	Loans and advances
	Local	Foreign	Total
Agriculture	5,162,973	2,488,789	7,651,762
Petroleum and Mining Products	1,846,238	234,523	2,080,761
Food, Beverages and Tobacco	9,147,936	888,429	10,036,365
Chemical Production	4,299,308	25,409	4,324,717
Government	8,369,707	887,448	9,257,155
Construction	16,202,035	5,561,782	21,763,817
Commerce and Tourism	23,803,830	11,068,049	34,871,879
Transport and Communications	9,574,318	351,176	9,925,494
Public Services	11,758,265	1,286,561	13,044,826
Consumer Services	59,032,642	32,965,565	91,998,207
Commercial Services	27,474,593	7,217,591	34,692,184
Other Industries and Manufactured Products	8,679,684	5,624,796	14,304,480
Total	185,351,529	68,600,118	253,951,647

Schedule of credit concentration of loans and financial leases by country
The following information shows the concentration of the loans and financial leases by country in which the Bank are located as of December 31, 2024 and 2023:

December 31, 2024
In millions of COP
Country	Loans and advances	% Participation	Allowance for loans and advances and lease losses	% Participation
Colombia	190,956,423	68.33%	(12,490,991)	77.20%
Panamá	47,300,183	16.93%	(2,089,269)	12.91%
El Salvador	18,712,218	6.70%	(598,710)	3.70%
Guatemala	21,125,637	7.56%	(995,339)	6.15%
Puerto Rico	1,359,447	0.49%	(5,429)	0.03%
Total	279,453,908	100.00%	(16,179,738)	100.00%

December 31, 2023
In millions of COP
Country	Loans and advances	% Participation	Allowance for loans and advances and lease losses	% Participation
Colombia	181,951,462	71.65%	(13,133,577)	80.96%
Panamá	38,599,152	15.20%	(1,645,802)	10.14%
El Salvador	15,373,156	6.05%	(552,236)	3.40%
Guatemala	16,958,954	6.68%	(887,518)	5.47%
Puerto Rico	1,068,923	0.42%	(3,970)	0.02%
Total	253,951,647	100.00%	(16,223,103)	100.00%

Schedule of information about credit quality of the borrower
The following information about credit quality of the borrower for the periods ending December 31, 2024 and 2023:

December 31, 2024
In millions of COP
Classification	Stage 1	Stage 2	Stage 3	Total
Commercial	137,761,467	5,545,788	9,945,556	153,252,811
Consumer	46,697,013	5,118,607	4,000,063	55,815,683
Mortgage	37,076,580	2,701,930	1,963,091	41,741,601
Small Business Loans	1,175,803	91,256	85,150	1,352,209
Financial Leases	22,561,434	3,212,710	1,517,460	27,291,604
Loans and Advances	245,272,297	16,670,291	17,511,320	279,453,908

December 31, 2023
In millions of COP
Classification	Stage 1	Stage 2	Stage 3	Total
Commercial	120,773,927	5,453,537	8,459,932	134,687,396
Consumer	46,060,615	4,407,067	4,124,087	54,591,769
Mortgage	32,210,648	2,628,654	1,411,106	36,250,408
Small Business Loans	774,571	260,303	110,143	1,145,017
Financial Leases	22,553,128	3,293,100	1,430,829	27,277,057
Loans and Advances	222,372,889	16,042,661	15,536,097	253,951,647

Schedule of Stage 3 loans and advances according to their type of evaluation
The table below shows Stage 3 loans and advances according to their type of evaluation for the periods ending December 31, 2024 and 2023:

December 31, 2024
In millions of COP
Impairment	Individual Evaluation		Collective Evaluation
	Carrying Amount	ECL	Carrying Amount	ECL
Commercial	6,007,099	3,443,047	3,938,457	2,854,636
Consumer	-	-	4,000,063	3,482,791
Mortgage	-	-	1,963,091	761,031
Financial Leases	519,462	290,932	997,998	444,282
Small Business Loan	-	-	85,150	54,279
Total	6,526,561	3,733,979	10,984,759	7,597,019

December 31, 2023
In millions of COP
Impairment	Individual Evaluation		Collective Evaluation
	Carrying Amount	ECL	Carrying Amount	ECL
Commercial	5,198,384	2,825,357	3,261,548	2,401,344
Consumer	-	-	4,124,087	3,460,299
Mortgage	-	-	1,411,106	553,370
Financial Leases	562,716	315,979	868,113	356,526
Small Business Loan	-	-	110,143	77,923
Total	5,761,100	3,141,336	9,774,997	6,849,462

Schedule of changes in the expected credit losses sensitivity analysis
The change in the expected credit losses (ECL) at 31 of December 2024, as a result of a possible positive or negative 1% (100 basis points) change in those variables were assessed based on the assumptions used to calculate the ECL for each of the scenarios: base, optimistic and pessimistic, as following:

Interest Rate - Trade balance - Fiscal balance
In Millions of COP
		[+1%]	Unchanged	[-1%]
	[+1%]	182,233	88,755	4,983

Inflation	Unchanged	93,478	-	-83,772

	[-1%]	13,601	(79,877)	-163,649

Schedule of changes in the expected credit losses for each methodology
The Bank has estimated the impact on the expected credit loss (ECL) assuming the forward-looking scenarios (e.g. optimistic and pessimistic) were weighted 100% instead of applying scenario probability weights across the two scenarios. The table below shows the impact on the expected credit loss (ECL) for each methodology:

Expected credit loss by scenarios
In millions of COP
	2024		2023
Methodologies	Optimistic	Pessimistic	Optimistic	Pessimistic
Collective methodology	(435,740)	368,782	(437,294)	343,209
Collateral methodology	(155,591)	173,438	(149,983)	137,172
Individual methodology(1)	(408,368)	763,362	(240,474)	605,152
Total	(999,699)	1,305,582	(827,751)	1,085,533
(1) For individual methodology, the applied scenarios are the base in the optimistic scenario and the alternative in the pessimistic scenario with a weighting of 100% each.

Schedule of credit quality analysis of the Group

Maximum Exposure to Credit Risk
In millions of COP
	Debt instruments		Equity		Other financial instruments(1)		Derivatives(2)
	2024	2023	2024	2023	2024	2023	2024	2023
Low Risk	29,130,380	21,078,496	363,198	220,967	1,712	21,976	834,821	1,711,788
Medium Risk	4,873,025	827,469	57,119	17,354	16,479	-	1,154	316
High Risk	2,580,107	3,242,504	677	587	2,966	2,966	7,086	17,327
Without Rating	-	-	590,316	304,302	13,228	13,377	86,437	95,319
Total	36,583,512	25,148,469	1,011,310	543,210	34,385	38,319	929,498	1,824,750
(1)Corresponds to SAFE "Simple Agreement for Future Equity".
(2)For derivatives transactions counterparty risk is disclosed as long as the valuation is positive.

Schedule of maximum exposure level to the credit risk	Maximum exposure level to the credit risk given:

Maximum Exposure to Credit Risk
In millions of COP
	Maximum Exposure		Collateral(1)		Net Exposure
	2024	2023	2024	2023	2024	2023
Debt instruments	36,583,512	25,148,469	(1,669,011)	(1,407,484)	34,914,501	23,740,985
Derivatives **	929,498	1,824,750	(589,098)	(698,662)	340,400	1,126,088
Equity	1,011,310	543,210	-	-	1,011,310	543,210
Other financial instruments	34,385	38,319	-	-	34,385	38,319
Total	38,558,705	27,554,748	(2,258,109)	(2,106,146)	36,300,596	25,448,602

Schedule of individual evaluation of impairment at the end of the period for other financial instruments
Debt instruments

Maximum Exposure to Credit Risk
In millions of COP
	Exposure		Impairment		Final Exposure
	2024	2023	2024	2023	2024	2023
Fair Value	28,119,697	18,244,584	6,513	5,562	28,113,184	18,239,022
Amortized Cost	8,463,815	6,903,885	58,937	55,803	8,404,878	6,848,082
Total	36,583,512	25,148,469	65,450	61,365	36,518,062	25,087,104
Equity

Maximum Exposure to Credit Risk
In millions of COP
	Exposure		Impairment		Final Exposure
	2024	2023	2024	2023	2024	2023
Fair Value through profit or loss	537,213	98,853	-	-	537,213	98,853
Fair Value through OCI	474,097	444,357	-	-	474,097	444,357
Total	1,011,310	543,210	-	-	1,011,310	543,210

Schedule of level of collateral held

Maximum Exposure to Credit Risk
In millions of COP
	Maximum Exposure		Collateral(1)		Net Exposure
	2024	2023	2024	2023	2024	2023
Debt instruments	36,583,512	25,148,469	(1,669,011)	(1,407,484)	34,914,501	23,740,985
Derivatives **	929,498	1,824,750	(589,098)	(698,662)	340,400	1,126,088
Equity	1,011,310	543,210	-	-	1,011,310	543,210
Other financial instruments	34,385	38,319	-	-	34,385	38,319
Total	38,558,705	27,554,748	(2,258,109)	(2,106,146)	36,300,596	25,448,602
(1) Collateral Held (-) and Collateral Pledged (+).

Schedule of risk exposure by economic sector and risk region

	Debt instruments		Equity		Other financial instruments(1)		Derivatives(2)
	2024	2023	2024	2023	2024	2023	2024	2023
Sector Concentration
Corporate	4,764,748	3,675,913	337,332	279,396	16,479	23,887	362,568	951,573
Financial	5,612,993	4,626,294	252,731	211,037	17,906	14,432	317,722	870,598
Government	26,201,390	16,827,596	-	-	-	-	829	-
Funds ETF	4,381	18,666	421,247	52,777		-	248,379	2,579
Total	36,583,512	25,148,469	1,011,310	543,210	34,385	38,319	929,498	1,824,750
Concentration by Region
North America	6,109,348	4,666,195	273	197	-	-	132,870	344,639
Latam	30,441,888	20,440,893	706,437	529,033	34,385	38,319	426,424	1,009,595
Europe	32,276	41,381	3,908	-	-	—	147,533	467,937
Others (Includes Funds and ETF)	-	—	300,692	13,980	-	-	222,671	2,579
Total	36,583,512	25,148,469	1,011,310	543,210	34,385	38,319	929,498	1,824,750
(1)Corresponds to SAFE "Simple Agreement for Future Equity".
(2)For derivatives transactions counterparty risk is disclosed as long as the valuation is positive.

Schedule of risk exposure by credit rating
Risk exposure by credit rating

Maximum Exposure to Credit Risk
In millions of COP
	Other financial instruments(1)
	2024	2023
Sovereign Risk	14,487,622	7,520,002
AAA	10,113,581	9,613,353
AA+	4,714,501	2,934,561
AA	770,266	761,139
AA-	68,124	285,253
A+	906,847	763,754
A	465,978	465,025
A-	352,619	396,755
BBB+	587,802	604,672
BBB	221,092	243,820
BBB-	219,676	1,808,396
Other	4,960,616	1,745,020
Not rated	689,981	412,998
Total	38,558,705	27,554,748
(1) Internal homologation

Summary of interest rate risk	The possible variations in the interest rates are established by the SFC according to the historical behavior of these variables in the markets, and they are a function of the duration and currency, as seen in the following table:

		Modified Duration		Changes in Interest Rates (bps)
Zone	Band	Lower Limit	Upper Limit	Legal Currency	UVR	Foreign Currency
	1	0	0.08	274	274	100
Zone 1	2	0.08	0.25	268	274	100
	3	0.25	0.5	259	274	100
	4	0.5	1	233	274	100
	5	1	1.9	222	250	90
Zone 2	6	1.9	2.8	222	250	80
	7	2.8	3.6	211	220	75
	8	3.6	4.3	211	220	75
	9	4.3	5.7	172	200	70
	10	5.7	7.3	162	170	65
Zone 3	11	7.3	9.3	162	170	60
	12	9.3	10.6	162	170	60
	13	10.6	12	162	170	60
	14	12	20	162	170	60
	15	20		162	170	60

Summary of sensitivity factor by currency	The (“∆p”) is determined by the SFC, as shown in the following table:

Currency	Sensitivity Factor
United States Dollar	12.49%
Euro	11.00%
Other currencies	13.02%
Equity and Fund Risk	14.70%

Schedule of total change on market risk and other risk factors
The following table presents the total change in market risk and other risk factors.

December 2024
In millions of COP
Factor	December 31	Average	Maximum	Minimum
Interest Rate Risk VaR	540,397	507,425	586,194	433,465
Foreign Exchange Rate Risk VaR	764,920	554,900	764,920	364,421
Equity Risk VaR	360,287	351,134	360,287	340,363
Fund Risk VaR	31,962	25,653	31,962	18,005
Total Value at Risk	1,697,566	1,439,112

December 2023
In millions of COP
Factor	December 31	Average	Maximum	Minimum
Interest Rate Risk VaR	405,467	418,472	542,464	383,914
Foreign Exchange Rate Risk VaR	332,662	185,624	374,407	51,410
Equity Risk VaR	342,024	332,443	347,539	312,136
Fund Risk VaR	15,847	23,292	27,923	15,847
Total Value at Risk	1,096,000	959,831

Schedule of interest rate risk sensitivity in local currency
The chart below provides information about Bancolombia’s interest rate risk sensitivity in local currency (COP) at December 31, 2024 and December 31, 2023:

	December 31, 2024	December 31, 2023
In millions of COP
Assets sensitivity 100 bps	1,262,776	1,152,782
Liabilities sensitivity 100 bps	915,528	595,749
Net interest income sensitivity 100 bps	347,248	557,033
The chart below provides information about Bancolombia’s interest rate risk sensitivity in foreign currency (US dollars) at December 31, 2024 and 2023:

	December 31, 2024	December 31, 2023
In millions of USD
Assets sensitivity 100 bps	76,219	75,052
Liabilities sensitivity 100 bps	83,051	74,800
Net interest income sensitivity 100 bps	(6,832)	252

Schedule of equity risk exposure
The structural equity positions are exposed to market risk. Sensitivity calculations are made for those positions:

	December 31, 2024	December 31, 2023
Fair Value	36,226	41,096
Delta	14.70%	14.70%
Sensitivity	5,325	6,041

Schedule of liquidity coverage ratio
In order to estimate liquidity risk, the Bank measures a liquidity coverage ratio to ensure holding liquid assets sufficient to cover potential net cash outflows over 30 days. This indicator allows the Bank to meet liquidity coverage for the next month. The liquidity coverage ratio is presented as follows:

Liquidity Coverage Ratio	December 31, 2024	December 31, 2023
Net cash outflows into 30 days	23,887,074	13,752,496
Liquid Assets	59,617,840	50,680,823
Liquidity coverage ratio(1)	249.58%	368.52%
(1) The minimum level required of the liquidity coverage ratio by the legal norm is 100%.
Schedule of liquid assets held by Banks

Liquid Assets(1)	December 31, 2024	December 31, 2023
High quality liquid assets(2)
Cash	27,931,834	25,273,317
High quality liquid securities	24,862,861	19,951,771
Other Liquid Assets
Other securities(3)	6,823,145	5,455,735
Total Liquid Assets	59,617,840	50,680,823
(1)Cash and those liquid assets received by the Central Bank for its operations expansion and monetary contraction are the assets with highest liquidity. Liquid assets are adjusted by a haircut. The following are considered as liquid assets: cash, repos held for trading and investments held for trading in listed shares in Colombia’s stock exchange, in investment funds units or in other trading debt instruments.
(2) High-quality liquid assets: cash and shares that are eligible to be reportable or repo operations, in addition to those liquid assets that the Central Bank receives for its monetary expansion and contraction operations described in paragraph 3.1.1 of the Foreign Regulatory Circular DODM-142 of the Bank of the Republic.
(3) Other Securities: Securities issued by financial and corporate entities.

Schedule of contractual maturities of financial assets
The tables below set out the remaining contractual maturities of principal and interest balances of the Bank’s financial assets:
Contractual maturities of financial assets December 31, 2024

Financial Assets	0 – 30 days	31 days – 1 Year	1 - 3 Years	3 - 5 Years	More than 5 years
Cash and balances with central bank	24,881,536
Interbank borrowings - Repurchase agreements	7,815,791	146,772
Financial assets investments	2,303,523	13,929,810	13,318,529	5,257,338	7,910,771
Loans and advances to customers	13,067,571	102,476,191	106,645,598	61,320,760	113,075,471
Derivative financial instruments	8,858,966	5,306,353	2,288,557	757,393	847,796
Total financial assets	56,927,387	121,859,126	122,252,684	67,335,491	121,834,038
Contractual maturities of financial assets December 31, 2023

Financial Assets	0 – 30 days	31 days – 1 Year	1 - 3 Years	3 - 5 Years	More than 5 years
Cash and balances with central bank	24,461,384	-	-	-	-
Interbank borrowings - Repurchase agreements	14,497,024	452,847	-	-	-
Financial assets investments	2,467,493	12,311,055	5,462,198	2,597,787	5,525,545
Loans and advances to customers	12,474,473	90,653,852	96,770,268	57,038,679	104,103,871
Derivative financial instruments	3,922,735	12,977,266	4,141,896	1,699,943	1,405,850
Total financial assets	57,823,109	116,395,020	106,374,362	61,336,409	111,035,266

Schedule of contractual maturities of financial liabilities
The tables below set out the remaining contractual maturities of principal and interest balances of the Bank’s financial liabilities:
Contractual maturities of financial liabilities December 31, 2024:

Financial Liabilities	0 – 30 days	31 days – 1 Year	1 - 3 Years	3 - 5 Years	More than 5 years
Demand deposit from customers	162,015,643
Time deposits from customers	16,673,292	64,079,401	16,502,005	5,879,599	17,667,549
Interbank deposits-Repurchase agreements	1,801,163	46,538	—
Borrowings from other financial institutions	381,534	8,811,727	3,537,113	1,815,062	2,013,978
Debt securities in issue	56,666	1,698,794	6,917,904	1,131,868	5,846,266
Preferred Shares		57,701	115,403	115,403	295,697
Derivative financial instruments	8,644,300	5,100,947	2,152,992	777,663	766,037
Total financial liabilities	189,572,598	79,795,108	29,225,417	9,719,595	26,589,527
Contractual maturities of financial liabilities December 31, 2023:

Financial Liabilities	0 – 30 days	31 days – 1 Year	1 - 3 Years	3 - 5 Years	More than 5 years
Demand deposit from customers	143,307,149	-	-	-	-
Time deposits from customers	15,107,203	57,588,430	17,737,464	6,671,911	18,331,091
Interbank deposits-Repurchase agreements	809,027	242,810	23,431	-	-
Borrowings from other financial institutions	763,580	5,604,327	6,651,228	2,403,786	2,661,657
Debt securities in issue	124,055	3,913,687	4,363,593	6,023,469	3,836,353
Preferred Shares	—	57,701	115,403	115,403	295,697
Derivative financial instruments	3,337,039	13,511,532	4,146,259	1,688,473	1,484,149
Total financial liabilities	163,448,053	80,918,487	33,037,378	16,903,042	26,608,947

Schedule of contractual maturities of financial guarantees
The tables below set out the remaining contractual maturities of the Bank’s financial guarantees

December 31, 2024	0 – 30 days	31 days – 1 Year	1 - 3 Years	3 - 5 Years	More than 5 years
In millions of COP
Financial guarantees	744,077	6,535,071	2,135,249	60,876	669,028

December 31, 2023	0 – 30 days	31 days – 1 Year	1 - 3 Years	3 - 5 Years	More than 5 years
In millions of COP
Financial guarantees	826,699	9,388,345	1,489,899	450,875	535,380

Schedule of financial instruments which have yet to transition to alternative benchmark rate
The following tables provide a breakdown by currency and nature of financial instruments exposed to the LIBOR rate for the periods ending in December 2023 and December 2024:

December 31, 2024
In millions of COP
USD LIBOR(1)
Assets
Loans	1,890
Bonds	-
Derivatives	-
Total Assets	1,890
Liabilities
Loans	-
Term deposits	-
Total Liabilities	-
[1]Cessation date: USD LIBOR 06/30/23. Portfolio balances and market value of derivative transactions outstanding at December 31, 2024. These correspond to transactions conducted before June 30, 2023, whose maturity will occur according to the agreed contractual terms.

December 31, 2023
In millions of COP
USD LIBOR(1)
Assets
Loans	66,351
Bonds	-
Derivatives	-
Total Assets	66,351
Liabilities
Loans	323
Term deposits	6,750
Total Liabilities	7,073
[1]Cessation date: USD LIBOR 06/30/23. Portfolio balances and market value of derivative transactions outstanding at December 31, 2023.
Summary of regulatory capital and capital adequacy ratios
The following table indicates Bancolombia’ s capital ratios for 2024 according to the new regulation implemented in Colombia:

Technical Capital	Asof
	A diciembre 31, 2024	A diciembre 31, 2023
In millions of COP
Primary capital	45,245,389	39,704,542
Share Capital	480,914	480,914
Additional paid-in capital	4,857,454	4,857,454
Preferred shares	584,204	584,204
Legal reserve	14,429,333	14,541,561
Occasional reserves	9,874,876	7,250,712
Non-controlling interest	1,041,807	960,217
Other comprehensive income	6,642,526	4,065,182
Net income attributable to equity holders of the Parent Company	6,267,744	6,116,936
Retained earnings	1,066,531	847,362
Less:	(10,188,105)	(8,919,345)
Prior-year losses	(79,590)	(79,587)
Intangibles assets	(9,017,419)	(7,818,125)
Revaluation property, plant and equipment	(340,612)	(350,061)
Other intangibles	(750,484)	(671,572)
Deferred net income tax	-	—
Primary capital (Tier I)	35,057,283	30,785,197
Hybrid bonds	4,669,804	4,283,448
Subordinated bonds	595,442	678,797
General provisions	220,519	375,902
Computed secondary capital (Tier II)	5,485,765	5,338,147
Less:	(13,798)	(10,687)
Technical capital (1)	40,529,250	36,112,657
Capital Ratios
Primary capital to risk-weighted assets (Tier I)	11.89%	11.42%
Secondary capital to risk-weighted assets (Tier II)	1.86%	1.98%
Risk-weighted assets including market risk and operational risk	294,794,366	269,591,211
Technical capital to risk-weighted assets (2)	13.75%	13.40%
Calculations based on the new definitions of Decree 1477 of 2018.
1) Technical capital is the sum of basic and additional capital.
(2) Capital adequacy is technical capital divided by risk weighted assets.

Additionally, Bancolombia´s total exposure used to estimate leverage ratio was COP 388,088,665 millions of COP as of 2024 and the leverage ratio was 9.03%.

Commercial and financial leases
RISK MANAGEMENT
Summary of portfolio variables
The borrowers in this portfolio are mainly made up of companies, segmented in homogenous groups that are constituted according to size, annual sales or main activity. The following variables are part of this classification:

Segment	Incomes/Sales
Corporate
Companies with consolidated annual sales by economic group >= COP 100,000M. Banistmo places borrowers with annual sales >= USD10M. BAM place borrowers with annual sales >= USD25M. Banco Agricola place borrowers with annual sales >= USD30M.

Business
Companies with consolidated annual sales by economic group > = COP 13,000M and < COP 100,000M. For Banco Agricola borrowers with annual sales >= USD7 MM y < USD30M and BAM, with annual sales >= USD5M and < USD25M.

Commercial	For BAM, companies with annual sales >= USD2M y < USD5M.
Business Construction
Constructors who dedicate themselves professionally to the construction of buildings to be sold or rented as their main activity, with consolidated annual sales by economic group >= COP 58,000M and <= COP 200,000M or commercial size > = COP 15,000M and < COP 70,000M, or project size >= COP 500,000M and < COP 2.2 billion

Corporate Construction
Constructors who dedicate themselves to the construction of buildings to be sold or rented as their main activity, with consolidated annual sales by economic group > COP 200,000M or commercial size > = COP 70,000M or project size >=COP 2.2 billion

SME Construction
Constructors who dedicate themselves professionally to the construction of buildings to be sold or rented as their main activity with consolidated annual sales by economic group >= COP 380M and <= COP 58,000M or commercial size < COP 15,000M or project size < COP 500,000M.

Institutional Financing	Financial sector institutions.
Government	Municipalities, districts, departments with their respective decentralized organizations and entities at the national level with incomes >= COP 20,000M.
SME
Annual sales < COP 13,000M, with a classification between small, medium, large and plus except for Banistmo which places borrowers < USD10M in annual sales. For Banco Agrícola, borrowers with annual sales < USD7M and BAM, borrowers with annual sales < USD2M.